John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 98.6%		$194,256,299
(Cost $146,652,567)
Canada 3.5%		6,850,728
Lululemon Athletica, Inc. (A)	5,014	2,275,453
WSP Global, Inc.	23,552	3,459,969
Xenon Pharmaceuticals, Inc. (A)	24,664	1,115,306
Denmark 3.4%		6,741,106
Novo Nordisk A/S, Class B	58,975	6,741,106
France 7.8%		15,306,006
EssilorLuxottica SA	12,747	2,498,058
Hermes International SCA	1,881	3,968,254
L’Oreal SA	9,551	4,570,654
Schneider Electric SE	21,731	4,269,040
Germany 1.8%		3,487,371
Siemens AG	19,480	3,487,371
Indonesia 1.0%		2,002,549
Bank Rakyat Indonesia Persero Tbk PT	5,559,000	2,002,549
Ireland 2.6%		5,214,406
Allegion PLC	42,089	5,214,406
Netherlands 4.6%		9,000,862
ASML Holding NV	5,727	4,968,657
NXP Semiconductors NV	19,149	4,032,205
Singapore 0.8%		1,487,437
DBS Group Holdings, Ltd.	62,800	1,487,437
Sweden 1.7%		3,347,459
Hexagon AB, B Shares	306,724	3,347,459
Switzerland 4.9%		9,683,278
Cie Financiere Richemont SA, A Shares	14,146	2,101,170
Givaudan SA	838	3,484,855
Sika AG	14,842	4,097,253
Taiwan 2.2%		4,412,444
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	39,062	4,412,444
United Kingdom 3.8%		7,571,360
Compass Group PLC	109,476	3,015,379
Ferguson PLC	24,252	4,555,981
United States 59.4%		116,963,600
89bio, Inc. (A)	94,891	939,421
Adobe, Inc. (A)	4,800	2,965,344
Alphabet, Inc., Class A (A)	50,778	7,113,997
Applied Materials, Inc.	15,579	2,559,630
Booking Holdings, Inc. (A)	994	3,486,425
Boston Scientific Corp. (A)	85,319	5,397,280
Cytokinetics, Inc. (A)	8,999	703,092
Fidelity National Financial, Inc.	62,154	3,109,565
IDEX Corp.	18,142	3,837,033
IDEXX Laboratories, Inc. (A)	7,120	3,667,370
Intuit, Inc.	7,700	4,861,241
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
KLA Corp.	9,638	$5,725,358
Microsoft Corp.	18,954	7,535,731
NextEra Energy, Inc.	95,989	5,627,835
NVIDIA Corp.	9,130	5,617,415
ON Semiconductor Corp. (A)	35,885	2,552,500
Pool Corp.	6,710	2,491,088
Republic Services, Inc.	35,200	6,023,424
Roper Technologies, Inc.	9,993	5,366,241
Sunnova Energy International, Inc. (A)(B)	79,134	832,490
Synopsys, Inc. (A)	9,734	5,191,629
The Toro Company	48,898	4,522,087
Thermo Fisher Scientific, Inc.	13,560	7,308,569
TopBuild Corp. (A)	7,801	2,879,583
UnitedHealth Group, Inc.	15,311	7,835,251
Visa, Inc., Class A	32,255	8,814,001
Uruguay 1.1%		2,187,693
MercadoLibre, Inc. (A)	1,278	2,187,693

	Yield (%)	Shares	Value
Short-term investments 0.5%			$880,974
(Cost $880,886)
Short-term funds 0.5%			880,974
John Hancock Collateral Trust (C)	5.3658(D)	88,084	880,974

Total investments (Cost $147,533,453) 99.1%	$195,137,273
Other assets and liabilities, net 0.9%	1,865,559
Total net assets 100.0%	$197,002,832

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $855,036.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Information technology	29.9%
Health care	18.5%
Industrials	18.0%
Consumer discretionary	11.3%
Financials	7.9%
Materials	3.9%
Communication services	3.6%
Utilities	3.2%
Consumer staples	2.3%
Short-term investments and other	1.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$6,850,728	$6,850,728	—	—
Denmark	6,741,106	—	$6,741,106	—
France	15,306,006	—	15,306,006	—
Germany	3,487,371	—	3,487,371	—
Indonesia	2,002,549	—	2,002,549	—
Ireland	5,214,406	5,214,406	—	—
Netherlands	9,000,862	4,032,205	4,968,657	—
Singapore	1,487,437	—	1,487,437	—
Sweden	3,347,459	—	3,347,459	—
Switzerland	9,683,278	—	9,683,278	—
Taiwan	4,412,444	4,412,444	—	—
United Kingdom	7,571,360	4,555,981	3,015,379	—
United States	116,963,600	116,963,600	—	—
Uruguay	2,187,693	2,187,693	—	—
Short-term investments	880,974	880,974	—	—
Total investments in securities	$195,137,273	$145,098,031	$50,039,242	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	88,084	—	$1,561,975	$(681,100)	$11	$88	$223	—	$880,974
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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